34. FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2017
Fair Value Measurement
FAIR VALUE MEASUREMENT

FAIR VALUE OF FINANCIAL INSTRUMENTS CARRIED AT AMORTIZED COST

The fair value measurement hierarchy of Hudson’s assets and liabilities, that are measured subsequent to initial recognition at fair value, are grouped into Levels 1 to 3 based on the degree to which the fair value is observable:

–	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.
–	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
–	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

As of December 31, 2017 and 2016, Hudson Group did not hold any financial assets or liabilities which need to be re-measured at fair value. The Group’s other financial assets and liabilities for which fair values are to be disclosed qualify as Level 2 fair value measurements. Their book values represent a fair approximation of their fair values. There were no transfers between Levels 1 and 2 during the period.